Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
OPERATING ACTIVITIES
Net loss	$ (14,464,910)	$ (7,940,692)
Adjustments to reconcile net loss to net cash used in operating activities:
Provision for credit losses on accounts receivable and other current assets	6,697,608	5,875,044
Provision (reversal) for obsolete inventories	48,589	(15,255)
Depreciation and amortization	2,713,008	1,605,201
(Gain) on sales of cryptocurrencies	(41,345)
Impairment on cryptocurrencies	42,447
(Gain) on business acquisition	(12,345)
Loss on equity method investment	578,620
Loss on disposal of equipment and inventories	44,705	50,428
Stock-based compensation for consulting services	2,142,892	204,443
Amortization of convertible note discount	257,430	163,833
Stock-based compensation to employees	2,950,070	92,308
Write-off of long aged payables	(330,991)
Changes in operating assets and liabilities:
Accounts receivable	1,460,535	(1,225,284)
Accounts receivable - related parties	744,732	803,982
Prepaid expenses	(701,611)
Inventories	(1,193,956)	27,762
Cryptocurrencies – mining	(814,772)
Other non-current assets		342,269
Other current assets	(139,076)	1,601,902
Advances to suppliers	(8,488,625)	(1,685,458)
Other payables and accrued expenses	(741,892)	305,903
Advances from customers	322,214	(48,317)
Advances from customers - related parties	(62,356)	18,491
Amounts due to related parties	(140,447)
Accounts payable to related party	(70,299)
Accounts payable	(7,065,510)	(1,283,642)
Lease liability	(62,818)
Income tax payable		(69,858)
Net cash used in operating activities	(16,328,103)	(1,176,940)
INVESTING ACTIVITIES
Proceeds from sales of property and equipment	38,974
Purchases of property and equipment	(769,751)	(150,470)
Acquired cash in connection with a business acquisition	7,644
Proceeds from sales of cryptocurrencies	638,183
Repayment of loan receivable-related party	170,909	43,708
Net cash provided by (used in) investing activities	85,959	(106,762)
FINANCING ACTIVITIES
Proceeds from short-term bank loans	4,172,283	4,029,193
Borrowings from related party	3,090,580
Repayment of short-term bank loans	(4,512,247)	(5,696,201)
Capital injected by minority shareholders in joint venture	4,047
Proceeds from issuance of convertible note, net of debt issuance costs		1,344,000
Proceeds from issuance of common stock, net of issuance cost	13,071,998	576,000
Net cash provided by financing activities	15,826,661	252,992
Effect of exchange rate changes on cash and cash equivalents	168,088	(4,092)
NET DECREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(247,395)	(1,034,802)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, BEGINNING	1,096,914	1,519,666
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, ENDING	849,519	484,864
Supplemental disclosure of cash flow information:
Income taxes
Interest	195,469	346,042
Reconciliation to amounts on consolidated balance sheets
Cash and cash equivalents	849,519	286,795
Restricted cash		198,069
Total cash, cash equivalents, and restricted cash	$ 849,519	$ 484,864